Average Annual Total Returns		12 Months Ended		60 Months Ended		111 Months Ended	120 Months Ended		125 Months Ended	157 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	[2]	14.53%	[2]		13.10%	[2]		15.00%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%		6.86%			8.09%			11.01%
MSCI All Country World ex-USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.09%	[3],[4]	4.61%	[3],[4]	6.74% [4]	5.31%	[3]	4.33% [3]
MSCI World Ex USA Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.15%		4.64%			6.11%		5.32%
MSCI World Ex USA Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.86%		2.30%		6.16%
MSCI All Country World ex-USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]	6.09%		4.61%			5.32%
The Brown Capital Management Small Company Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.42%		2.54%			8.36%			11.36%
Performance Inception Date										Dec. 15, 2011
The Brown Capital Management Small Company Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.06%		(0.76%)			5.77%			9.15%
The Brown Capital Management Small Company Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.06%		2.03%			6.64%			9.43%
The Brown Capital Management International All Company Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.59%)		3.40%			4.76%		3.93%
Performance Inception Date									Aug. 01, 2014
The Brown Capital Management International All Company Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.59%)		3.15%			4.39%		3.56%
The Brown Capital Management International All Company Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.35%)		2.61%			3.64%		2.96%
The Brown Capital Management International Small Company Fund - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.39%		7.96%		11.43%
Performance Inception Date						Sep. 30, 2015
The Brown Capital Management International Small Company Fund - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.39%		7.62%		11.10%
The Brown Capital Management International Small Company Fund - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.97%		6.24%		9.36%
The Brown Capital Management Small Company Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.20%		2.35%			8.15%
The Brown Capital Management Small Company Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.50%		(1.07%)			5.48%
The Brown Capital Management Small Company Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.20%		1.89%			6.47%
The Brown Capital Management International All Company Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.83%)		3.17%			4.50%
The Brown Capital Management International All Company Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.83%)		2.91%			4.18%
The Brown Capital Management International All Company Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.49%)		2.42%			3.45%
The Brown Capital Management International Small Company Fund - Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.17%		7.71%		11.16%
Performance Inception Date						Sep. 30, 2015
The Brown Capital Management International Small Company Fund - Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.17%		7.38%		10.82%
The Brown Capital Management International Small Company Fund - Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.84%		6.05%		9.12%

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Russell 2000® Growth Index, the Fund’s previous broad-based securities market index.
[2]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Russell 2000® Growth Index, the Fund’s previous broad-based securities market index.
[3]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI All Country World ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI World Ex USA Growth Index.
[4]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI All Country World ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI World Ex USA Small Cap Growth Index.
[5]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI All Country World ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI World Ex USA Growth Index.